Putnam Investments
100 Federal Street
Boston, MA 02110
January 4, 2021

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Retirement Advantage 2025 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement
Advantage 2035 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2045
Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2055 Fund, Putnam
Retirement Advantage 2060 Fund Putnam Retirement Advantage 2065 Fund and Putnam Retirement
Advantage Maturity Fund (Reg. Nos. (333-117134) (811-21598) (the “Funds”) -- Post-Effective
Amendment No. 46 to the Trust’s Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

                        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 46 to the Funds’ Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 29, 2020.

                        Comments or questions concerning this certificate may be directed to Caitlin Robinson at 1-800-225-2465, ext. 10044.

Very truly yours,
Putnam Target Date Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP